Operating profit	12 Months Ended
Dec. 31, 2023
Operating profit
Operating profit

6. Operating profit

Expenditure is recognised in respect of goods and services received when supplied in accordance with contractual terms. Provision is made when an obligation exists for a future liability in respect of a past event and where the amount of the obligation can be reliably estimated. Advertising & Promotion (A&P) expenditure is charged to the income statement as incurred. Shipment costs on intercompany transfers are charged to cost of sales; distribution costs on sales to customers are included in selling, general and administration (SG&A).

Key expenses included in operating profit

	2023 £m	2022 £m	2021 £m
Advertising and promotion[1]	2,023	2,026	1,941
Distribution costs[1]	237	237	209
Separation and admission costs	120	411	278
Restructuring costs	169	41	195

1	Reported within selling, general and administration.

Separation and admission costs represent costs incurred in relation to and in connection with the separation and listing of the Group as a standalone business in 2022. Separation and admission costs are reported within cost of sales (2023: £4m, 2022: £4m, 2021: £nil) and the selling, general and administration expense (2023: £116m, 2022: £407m, £2021: £278m).

Restructuring costs

Restructuring costs are recognised and provided for, where appropriate, in respect of the direct expenditure of a business reorganisation where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created by either starting to implement the restructuring plans or announcing its main features. Restructuring costs are those mainly related to specific Board-approved restructuring programmes, including integration costs following material acquisitions, which are structural in nature and significant in scale.

Restructuring costs include severance and other personnel costs, professional fees, impairments of assets, and other related items.

Haleon may undertakesrestructuring programmes in response to changes in the Group’s trading environment and overall strategy or following significant acquisitions. Costs, both cash and non-cash, of these programmes are provided for as individual elements are approved and meet the accounting recognition criteria. As a result, charges may be incurred over a number of years following the initiation of a major restructuring programme.

Restructuring costs in 2023 mainly relate to business transformation activities associated with our programme to increase productivity and agility. In 2022 and 2021, restructuring costs mainly related to activities aiming to generate synergies from the integration of the Pfizer Group’s Consumer Healthcare business into the Group’s business, following the Pfizer Transaction completed on 31 July 2019. Refer to Note 21 ‘Provisions’ for further details about the Group’s restructuring provisions.

A breakdown of the restructuring costs is included below:

	2023 £m	2022 £m	2021 £m
Cost of sales	26	19	44
Selling, general and administration, and other operating expenses	129	25	150
Research and development	14	(3)	1
Total	169	41	195

	2023 £m	2022 £m	2021 £m
Cash	168	39	175
Non-cash	1	2	20
Total	169	41	195

Fees payable to the Group’s auditors (and their associates) included in operating profit

In April 2023 KPMG LLP (UK) was appointed as external auditor for the Group. In the previous year, in light of UK and US rules on independence, the Group had two external auditors KPMG LLP (US) and Deloitte LLP. KPMG LLP (US) was appointed to conduct an audit of the Group’s financial statements under the rules and standards of the US Securities and Exchange Commission (SEC) and the US Public Company Accounting Oversight Board (PCAOB) standards. Deloitte LLP was engaged in respect of the statutory audit of the financial statements of the Group’s parent company and its subsidiaries in accordance with International Standards of Auditing (UK ISAs). A fee breakdown for each firm is shown in the table below.

		2023 £m	2022 £m	2021 £m
KPMG LLP (UK)	Audit of Group Consolidated Financial Statements	11	–	–
	Audit of the Company’s subsidiaries	5	–	–
	Audit services	16	–	–
	Other services[1]	1	–	–
Total		17	–	–
KPMG LLP (US)	Audit of Group Consolidated Financial Statements	–	14	–
	Audit services	–	14	–
	Other services[1]	–	3	–
Total		–	17	–
Deloitte LLP	Audit of Parent Company and Consolidated Financial Statements[2]	–	10	5
	Audit of the Company’s subsidiaries	–	5	6
	Audit services	–	15	11
	Other assurance services[3]	–	6	2
Total		–	21	13

1	Other services provided by KPMG relate to permissible tax compliance and advisory services £nil (2022: £2.5m), other audit-related services £1.2m (2022: £0.3m) and other services £nil (2022: £0.2m)
2	Includes (2022: £nil, 2021: £0.9m) in relation to incremental audit work performed for audit opinions issued in compliance with PCAOB auditing standards in preparation for the proposed separation of the Group from GSK.
3	Includes (2022: £3m, 2021: £2.4m) in relation to reporting accountant work performed in preparation for the proposed separation of the Group from GSK.